Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	104 Months Ended	120 Months Ended
		Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
PGIM HIGH YIELD FUND - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with sales charges
Average Annual Return, Percent		0.46%	2.94%		4.83%
PGIM HIGH YIELD FUND - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with sales charges
Average Annual Return, Percent		1.88%	2.87%		4.43%
PGIM HIGH YIELD FUND - Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		3.50%	3.35%		4.87%
PGIM HIGH YIELD FUND - Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		4.07%	3.87%		5.44%
PGIM HIGH YIELD FUND - Class R2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R2
Average Annual Return, Percent		3.64%	3.49%	4.74%
PGIM HIGH YIELD FUND - Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4
Average Annual Return, Percent		3.68%	3.71%	4.98%
PGIM HIGH YIELD FUND - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		4.19%	4.00%		5.55%
PGIM Short Duration High Yield Income Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with sales charges
Average Annual Return, Percent		0.90%	3.79%		4.50%
PGIM Short Duration High Yield Income Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with sales charges
Average Annual Return, Percent		1.48%	3.51%		3.97%
PGIM Short Duration High Yield Income Fund - Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		3.60%	4.55%		5.01%
PGIM Short Duration High Yield Income Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		3.53%	4.60%		5.07%
Without Sales Load [Member] | PGIM HIGH YIELD FUND - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A without sales charges
Average Annual Return, Percent		3.83%	3.62%		5.18%
Without Sales Load [Member] | PGIM HIGH YIELD FUND - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C without sales charges
Average Annual Return, Percent		2.85%	2.87%		4.43%
Without Sales Load [Member] | PGIM Short Duration High Yield Income Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A without sales charges
Average Annual Return, Percent		3.22%	4.26%		4.74%
Without Sales Load [Member] | PGIM Short Duration High Yield Income Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C without sales charges
Average Annual Return, Percent		2.45%	3.51%		3.97%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	[1]	1.89%	(0.29%)	1.57%	1.40%
Bloomberg US Corporate High Yield 1% Issuer Capped Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Corporate High Yield 1% Issuer Capped Index
Average Annual Return, Percent		4.90%	4.15%	4.99%	5.32%
Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index
Average Annual Return, Percent		5.34%	4.89%		5.16%

[1]	The Fund compares its performance against this broad-based index in response to regulatory requirements.